RULE 497 FILING

On behalf of the Goldman Sachs Financial Square Government Fund, Goldman Sachs Investor Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund (collectively, the “Funds”), each a series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on February 21, 2018 (Accession No. 0001193125-18-051804), which is incorporated by reference into this Rule 497 Filing.